Segment Information (details) - Net Written Premiums (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment reporting information
Net written premiums	$ 22,767	$ 22,447	$ 22,187
Reportable Segments [Member]
Segment reporting information
Net written premiums	22,767	22,447	22,187
Reportable Segments [Member] | Business and International Insurance [Member]
Segment reporting information
Net written premiums	13,512	12,929	12,489
Reportable Segments [Member] | Business and International Insurance [Member] | International [Member]
Segment reporting information
Net written premiums	1,279	1,057	1,149
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member]
Segment reporting information
Net written premiums	12,233	11,872	11,340
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Select Accounts [Member]
Segment reporting information
Net written premiums	2,724	2,775	2,784
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Middle Market [Member]
Segment reporting information
Net written premiums	5,862	5,654	5,303
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | National Accounts [Member]
Segment reporting information
Net written premiums	1,010	907	782
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | First Party [Member]
Segment reporting information
Net written premiums	1,552	1,436	1,362
Reportable Segments [Member] | Business and International Insurance [Member] | Domestic [Member] | Specialized Distribution [Member]
Segment reporting information
Net written premiums	1,085	1,100	1,109
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Segment reporting information
Net written premiums	2,030	1,924	1,953
Reportable Segments [Member] | Personal Insurance [Member]
Segment reporting information
Net written premiums	7,225	7,594	7,745
Reportable Segments [Member] | Personal Insurance [Member] | Automobile [Member]
Segment reporting information
Net written premiums	3,370	3,642	3,788
Reportable Segments [Member] | Personal Insurance [Member] | Homeowners and other [Member]
Segment reporting information
Net written premiums	$ 3,855	$ 3,952	$ 3,957